Information on Business Segments (Revenue by Country) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended						15 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 529.7	$ 501.2	$ 438.7	$ 288.9	$ 339.1	$ 330.2	$ 298.4	$ 1,758.5		$ 1,318.4		$ 1,284.6		$ 350.7
U.S.
Segment Reporting Information [Line Items]
Net sales								959.2	[1]	621.3	[1]	633.0	[1]
Canada
Segment Reporting Information [Line Items]
Net sales								160.8	[1]	105.2	[1]	97.8	[1]
Australia
Segment Reporting Information [Line Items]
Net sales								133.4	[1]	143.0	[1]	137.0	[1]
Brazil
Segment Reporting Information [Line Items]
Net sales								118.9	[1]	0	[1]	0	[1]
United Kingdom
Segment Reporting Information [Line Items]
Net sales								98.0	[1]	115.6	[1]	107.3	[1]
Other countries
Segment Reporting Information [Line Items]
Net sales								$ 288.2	[1]	$ 333.3	[1]	$ 309.5	[1]

[1]	Net sales are attributed to geographic areas based on the location of the selling company.